Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Balance Sheet Disclosures) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Financial Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	$ 53	$ 59
CURRENT ASSETS
Cash and cash equivalents	532	635	$ 796	$ 500
Accounts receivable, net	1,258	1,044
Fiduciary assets	10,458	8,948
Other current assets	255	212
Amounts owed by group undertakings	0	0
Total current assets	12,503	10,839
NON-CURRENT ASSETS
Investments in subsidiaries	0	0
Fixed assets, net	563	483
Goodwill	3,737	2,937	2,838
Other intangible assets, net	1,115	450
Investments in associates	13	169
Deferred tax assets	76	19
Pension benefits asset	623	314
Other non-current assets	209	210
Noncurrent amounts owed by group undertakings	0	0
Total non-current assets	6,336	4,582
TOTAL ASSETS	18,839	15,421
CURRENT LIABILITIES
Fiduciary liabilities	10,458	8,948
Deferred revenue and accrued expenses	752	619
Income taxes payable	45	33
Short-term debt and current portion of long-term debt	988	167
Other current liabilities	558	444
Amounts due to group undertakings	0	0
Total current liabilities	12,801	10,211
NON-CURRENT LIABILITIES
Net liability investments in subsidiaries	0	0
Long-term debt	2,278	2,130
Liability for pension benefits	279	284
Deferred tax liabilities	240	147
Provisions for liabilities	295	194	206
Other non-current liabilities	533	389
Noncurrent amounts due to group undertakings	0	0
Total non-current liabilities	3,625	3,144
Total liabilities	16,426	13,355
EQUITY
Total of Willis Group Holdings shareholders' equity	2,229	1,985
Noncontrolling interests	131	22
Total equity	2,360	2,007
TOTAL LIABILITIES AND EQUITY	18,839	15,421
Willis Group Holdings — the Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0	0
CURRENT ASSETS
Cash and cash equivalents	3	9	3	1
Accounts receivable, net	0	0
Fiduciary assets	0	0
Other current assets	1	0
Amounts owed by group undertakings	3,423	3,675
Total current assets	3,427	3,684
NON-CURRENT ASSETS
Investments in subsidiaries	0	0
Fixed assets, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in associates	0	0
Deferred tax assets	0	0
Pension benefits asset	0	0
Other non-current assets	0	0
Noncurrent amounts owed by group undertakings	0	0
Total non-current assets	0	0
TOTAL ASSETS	3,427	3,684
CURRENT LIABILITIES
Fiduciary liabilities	0	0
Deferred revenue and accrued expenses	1	1
Income taxes payable	0	0
Short-term debt and current portion of long-term debt	300	0
Other current liabilities	15	67
Amounts due to group undertakings	0	0
Total current liabilities	316	68
NON-CURRENT LIABILITIES
Net liability investments in subsidiaries	387	838
Long-term debt	495	793
Liability for pension benefits	0	0
Deferred tax liabilities	0	0
Provisions for liabilities	0	0
Other non-current liabilities	0	0
Noncurrent amounts due to group undertakings	0	0
Total non-current liabilities	882	1,631
Total liabilities	1,198	1,699
EQUITY
Total of Willis Group Holdings shareholders' equity	2,229	1,985
Noncontrolling interests	0	0
Total equity	2,229	1,985
TOTAL LIABILITIES AND EQUITY	3,427	3,684
The Guarantors
Condensed Financial Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0	0
CURRENT ASSETS
Cash and cash equivalents	2	2	3	0
Accounts receivable, net	7	3
Fiduciary assets	0	0
Other current assets	67	35
Amounts owed by group undertakings	1,257	730
Total current assets	1,333	770
NON-CURRENT ASSETS
Investments in subsidiaries	4,275	3,529
Fixed assets, net	58	62
Goodwill	0	0
Other intangible assets, net	0	0
Investments in associates	0	147
Deferred tax assets	0	0
Pension benefits asset	0	0
Other non-current assets	10	4
Noncurrent amounts owed by group undertakings	785	740
Total non-current assets	5,128	4,482
TOTAL ASSETS	6,461	5,252
CURRENT LIABILITIES
Fiduciary liabilities	0	0
Deferred revenue and accrued expenses	68	34
Income taxes payable	0	7
Short-term debt and current portion of long-term debt	609	166
Other current liabilities	61	57
Amounts due to group undertakings	4,437	4,623
Total current liabilities	5,175	4,887
NON-CURRENT LIABILITIES
Net liability investments in subsidiaries	0	0
Long-term debt	1,783	1,337
Liability for pension benefits	0	0
Deferred tax liabilities	1	0
Provisions for liabilities	0	0
Other non-current liabilities	36	17
Noncurrent amounts due to group undertakings	0	0
Total non-current liabilities	1,820	1,354
Total liabilities	6,995	6,241
EQUITY
Total of Willis Group Holdings shareholders' equity	(534)	(989)
Noncontrolling interests	0	0
Total equity	(534)	(989)
TOTAL LIABILITIES AND EQUITY	6,461	5,252
Other
Condensed Financial Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	53	59
CURRENT ASSETS
Cash and cash equivalents	527	624	790	499
Accounts receivable, net	1,251	1,041
Fiduciary assets	10,458	8,948
Other current assets	194	206
Amounts owed by group undertakings	1,259	1,114
Total current assets	13,689	11,933
NON-CURRENT ASSETS
Investments in subsidiaries	0	0
Fixed assets, net	505	421
Goodwill	3,737	2,937
Other intangible assets, net	1,115	450
Investments in associates	13	22
Deferred tax assets	76	19
Pension benefits asset	623	314
Other non-current assets	199	206
Noncurrent amounts owed by group undertakings	0	0
Total non-current assets	6,268	4,369
TOTAL ASSETS	19,957	16,302
CURRENT LIABILITIES
Fiduciary liabilities	10,458	8,948
Deferred revenue and accrued expenses	683	584
Income taxes payable	52	55
Short-term debt and current portion of long-term debt	79	1
Other current liabilities	482	320
Amounts due to group undertakings	1,502	896
Total current liabilities	13,256	10,804
NON-CURRENT LIABILITIES
Net liability investments in subsidiaries	0	0
Long-term debt	0	0
Liability for pension benefits	279	284
Deferred tax liabilities	239	147
Provisions for liabilities	295	194
Other non-current liabilities	497	372
Noncurrent amounts due to group undertakings	785	740
Total non-current liabilities	2,095	1,737
Total liabilities	15,351	12,541
EQUITY
Total of Willis Group Holdings shareholders' equity	4,422	3,680
Noncontrolling interests	131	22
Total equity	4,553	3,702
TOTAL LIABILITIES AND EQUITY	19,957	16,302
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0	0
CURRENT ASSETS
Cash and cash equivalents	0	0	0	0
Accounts receivable, net	0	0
Fiduciary assets	0	0
Other current assets	(7)	(29)
Amounts owed by group undertakings	(7,188)	(6,769)
Total current assets	(7,195)	(6,798)
NON-CURRENT ASSETS
Investments in subsidiaries	(4,040)	(3,252)
Fixed assets, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in associates	0	0
Deferred tax assets	0	0
Pension benefits asset	0	0
Other non-current assets	0	0
Noncurrent amounts owed by group undertakings	(1,303)	(1,258)
Total non-current assets	(5,343)	(4,510)
TOTAL ASSETS	(12,538)	(11,308)
CURRENT LIABILITIES
Fiduciary liabilities	0	0
Deferred revenue and accrued expenses	0	0
Income taxes payable	(7)	(29)
Short-term debt and current portion of long-term debt	0	0
Other current liabilities	0	0
Amounts due to group undertakings	(7,188)	(6,769)
Total current liabilities	(7,195)	(6,798)
NON-CURRENT LIABILITIES
Net liability investments in subsidiaries	(387)	(838)
Long-term debt	0	0
Liability for pension benefits	0	0
Deferred tax liabilities	0	0
Provisions for liabilities	0	0
Other non-current liabilities	0	0
Noncurrent amounts due to group undertakings	(1,303)	(1,258)
Total non-current liabilities	(1,690)	(2,096)
Total liabilities	(8,885)	(8,894)
EQUITY
Total of Willis Group Holdings shareholders' equity	(3,653)	(2,414)
Noncontrolling interests	0	0
Total equity	(3,653)	(2,414)
TOTAL LIABILITIES AND EQUITY	(12,538)	(11,308)
Consolidation, Eliminations [Member] | Consolidating adjustments
Condensed Financial Statements, Captions [Line Items]
Redeemable Noncontrolling Interest, Equity, Carrying Amount	0	0
CURRENT ASSETS
Cash and cash equivalents	0	0	$ 0	$ 0
Accounts receivable, net	0	0
Fiduciary assets	0	0
Other current assets	(7)	(29)
Amounts owed by group undertakings	(5,939)	(5,519)
Total current assets	(5,946)	(5,548)
NON-CURRENT ASSETS
Investments in subsidiaries	(4,275)	(3,529)
Fixed assets, net	0	0
Goodwill	0	0
Other intangible assets, net	0	0
Investments in associates	0	0
Deferred tax assets	0	0
Pension benefits asset	0	0
Other non-current assets	0	0
Noncurrent amounts owed by group undertakings	(785)	(740)
Total non-current assets	(5,060)	(4,269)
TOTAL ASSETS	(11,006)	(9,817)
CURRENT LIABILITIES
Fiduciary liabilities	0	0
Deferred revenue and accrued expenses	0	0
Income taxes payable	(7)	(29)
Short-term debt and current portion of long-term debt	0	0
Other current liabilities	0	0
Amounts due to group undertakings	(5,939)	(5,519)
Total current liabilities	(5,946)	(5,548)
NON-CURRENT LIABILITIES
Net liability investments in subsidiaries	(387)	(838)
Long-term debt	0	0
Liability for pension benefits	0	0
Deferred tax liabilities	0	0
Provisions for liabilities	0	0
Other non-current liabilities	0	0
Noncurrent amounts due to group undertakings	(785)	(740)
Total non-current liabilities	(1,172)	(1,578)
Total liabilities	(7,118)	(7,126)
EQUITY
Total of Willis Group Holdings shareholders' equity	(3,888)	(2,691)
Noncontrolling interests	0	0
Total equity	(3,888)	(2,691)
TOTAL LIABILITIES AND EQUITY	$ (11,006)	$ (9,817)